Financial Risk Management Objectives and Policies	12 Months Ended
Jun. 30, 2025
Disclosure of risk management strategy related to hedge accounting [abstract]
Financial Risk Management Objectives and Policies

Note 31. Financial Risk Management Objectives and Policies

The Group’s principal financial assets comprise cash, receivables and short‑term deposits.

The Group manages its exposure to key financial risks, including interest rate and currency risk in accordance with the Group’s financial risk management practices. The objective is to support the delivery of the Group’s financial targets whilst protecting future financial security.

The Group’s other various financial assets and liabilities, such as receivables and payables, arise directly from its operations. The main risks arising from the Group’s financial assets and liabilities are interest rate risk, foreign currency risk, and liquidity risk.

The Group uses different methods to measure and manage different types of risks to which it is exposed. These include monitoring levels of exposure to interest rate and foreign exchange risk and assessments of market forecasts for interest rates and foreign exchange rates. Liquidity risk is monitored through future rolling cash flow forecasts.

The board reviews and agrees policies for managing each of these risks as summarized below.

Risk exposures and responses

The Group has investigated the main financial risk areas which could impact on its financial assets and determined the impact on post tax (losses) or profits for a range of sensitivities. These can be seen in the post-tax (loss)/profit impact for each risk area.

For each risk area, the equity impact relates solely to reserve movements and excludes movements in accumulated losses as the impact of these can be seen within the post-tax (loss)/profit impact.

(i)
Interest rate risk

The Group’s exposure to market interest rates relates primarily to the short‑term deposits. The deposits are held with two of Australia’s largest banks.

The objective of managing interest rate risk is to minimize the Group’s exposure to fluctuations in interest rates that might impact its interest income and cash flow. To manage interest rate risk, the Group invests the majority of its cash in short‑term deposits for varying periods of between 30 days and 61 days, depending on the short and long‑term cash requirements of the Group which is determined based on the Group’s cash flow forecast. This consideration also takes into account the costs associated with recalling a term deposit should early access to cash and cash equivalents be required. Cash is not locked into long‑term deposits at fixed rates so as to mitigate the risk of earning interest below the current floating rate.

The Group currently has borrowings under the DFA with the DFA Investors. Due to the structure of the DFA Agreement, the Group has determined that there is no interest rate risk. Refer to Note 27.

The following sensitivity analysis (an annual effect) is based on the interest rate risk exposures at June 30, 2025 and 2024.

At June 30, 2025, 2024 and 2023, if interest rates moved, with all variables held constant, post tax (loss)/profit and equity would have been affected as illustrated in the following table:

	Post tax (loss)/profit impact
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Judgments of reasonably possible movements
+0.50% (50 basis points) (2024:+0.50%, 2023:+0.50%)	120	283	270
-0.50% (50 basis points) (2024:-0.50%, 2023:-0.50%)	(120)	(283)	(270)

The post-tax figures include an offset for tax losses (bringing the tax effect to nil) for the year ended June 30, 2025 (2024: nil ,2023: nil).

Significant assumptions used in the interest rate sensitivity analysis include:

•
The reasonably possible movement of 0.5% was calculated by taking the interest rates as of balance date, moving these by plus and minus 0.5% and then re‑calculating the interest on term deposits with the ‘new‑interest‑rate’.
•
The net exposure at balance date is representative of what the Group was and is expecting to be exposed to in the next twelve months from balance date.
(ii)
Foreign currency risk

As a result of services provided by non‑related entities in Australia, Canada, United Kingdom and Europe, part of the Group’s monetary assets and liabilities are affected by movements in the exchange rate.

The Group does not enter into any hedging transactions.

At the reporting date, the Group has the following exposure to foreign currencies. :

	Consolidated
	AUD	EURO	GBP	CAD
2025	US$(000's)	US$(000's)	US$(000's)	US$(000's)
Financial assets
Cash	7,581	—	—	—
Receivables	26	—	—	—
Financial liabilities
Payables	(3,225)	—	(6)	(5)
Other financial liabilities	—	—	—	—
Net exposure	4,382	—	(6)	(5)

	Consolidated
	AUD	EURO	GBP	CAD
2024	US$(000's)	US$(000's)	US$(000's)	US$(000's)
Financial assets
Cash	131,914	—	—	—
Receivables	486	—	—	—
Financial liabilities
Payables	(2,350)	(488)	(3)	(13)
Other financial liabilities	—	—	—	—
Net exposure	130,050	(488)	(3)	(13)

The following sensitivity is based on the foreign currency risk exposures in existence at June 30, 2025, 2024 and 2023.

At June 30, 2025, 2024 and 2023, had the United States dollar moved with all other variables held constant, post-tax (loss) profit and equity would have been affected as illustrated in the table below:

	Post tax (loss)/profit impact
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Judgments of reasonably possible movements
Consolidated
AUD/USD +10% (2024:+10%, 2023:+10%)	(299)	(9,006)	(3,847)
AUD/USD -10% (2024:-10%, 2023:-10%)	365	11,007	4,702

The reasonably possible movements at June 30, 2025 are lower than at June 30, 2024 and June 30, 2023 due mainly to net exposure to the Australian dollar due to cash at bank deposits. There was minimum or insignificant exposure to the GBP, Euro and CAD during the current financial year.

Significant assumptions used in the foreign currency exposure sensitivity analysis include:

(a)
The reasonably possible movement of 10% was calculated by taking the currency spot rates as of balance date, moving these by 10% and then re‑converting the currencies into US with the ‘new‑spot‑rate’. This methodology reflects the translation methodology undertaken by the Group.
(b)
The net exposure at balance date is representative of what the Group was and is expecting to be exposed to in the next twelve months from balance date.
(c)
Management believes the balance date risk exposures are representative of the risk exposure inherent in the financial instruments.
(iii)
Credit risk

Credit risk is associated with those financial assets of the Group which comprise cash and cash equivalents and, receivables. The Group’s exposure to credit risk arises from default of the counter party, with a maximum exposure equal to the carrying amount of these investments. Credit risk is considered minimal as the Group transacts with reputable recognized Australian banks.

(iv)
Liquidity risk

Liquidity risk arises from the financial liabilities of the Group and the Group’s subsequent ability to meet their obligations to repay their financial liabilities as and when they fall due. The Group manages liquidity risk by maintaining adequate reserves and by monitoring forecast and actual cash flows and by matching the maturity profiles of financial assets and liabilities.

The financial liabilities of the Group relate to trade payables that are all expected to be paid within 12 months, current and non‑current liabilities. With the funding agreement that was entered on August 12, 2022 the Group may incur a total payment equal to approximately four times the funding provided, consisting of seven payments, with the first payment due shortly after Regulatory Approval and the remaining six payments payable over a six‑year period thereafter, and variable payments equal to 7% of net sales of sozinibercept for the treatment of wet AMD for each calendar quarter. Refer to Notes 27 and 39. The Group’s objective is to maintain an appropriate cash asset balance to fund its operations.

As outlined in Note 2, the Group expects that the cash on hand at June 30, 2025 will be sufficient to fund its operations into the fourth calendar quarter of 2026, which includes completion of the strategic review process. Due to uncertainties regarding future operations of the Group following the strategic review, and the potential for future clinical trials of OPT‑302 in other disorders, the Group may need to raise additional funds, the timing and amount of which is unknown at this time.

The Group’s objective is to maintain an appropriate cash asset balance to fund its operations.

The table below reflects undiscounted cash flows of the financial liabilities.

	Consolidated
	Carrying amount	Less than 3 months	Between 3 months and 1 year	1 year and later	Total
	US$(000's)	US$(000's)	US$(000's)	US$(000's)	US$(000's)
June 30, 2025
Non-derivative liabilities
Payables	2,917	2,917	-	-	2,917
Accrued expenses	6,819	6,819	-	-	6,819
Financial liability - DFA[1]	246,993	-	246,993	-	246,993
Total	256,729	9,736	246,993	-	256,729

	Consolidated
	Carrying amount	Less than 3 months	Between 3 months and 1 year	1 year and later	Total
	US$(000's)	US$(000's)	US$(000's)	US$(000's)	US$(000's)
June 30, 2024
Non-derivative liabilities
Payables	9,472	9,472	-	-	9,472
Accrued expenses	28,483	27,279	1,204	-	28,483
Financial liability - DFA	200,536	-	-	731,000	731,000
Total	238,491	36,751	1,204	731,000	768,955

1. Following the termination of the clinical trials, the Group did not have a right to defer settlement of the liability for at least twelve months after the reporting period and therefore the liability is reflected in the period between 3 months and 1 year. Refer to Note 27.